Exhibit 99.57

Tape Discrepancies

Dummy ID	Loan #1	MS Loan ID	NLY ID	Field	Loan Value	Tape Value	Variance	Variance %	Comment
6000059738	xx	xx	xx	ARM Index Margin Percent	4.500%	3.750%	0.750%	0.75%	The Note reflects ARM Index Margin Percent 4.5%.
6000059739	xx	xx	xx	Total Income Per U/W	Unavailable	$XXXX			This is DSCR program.